COMMITMENTS AND CONTINGENCIES - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) case	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating leased assets
Rent expense | $	$ 1.0	$ 4.0	$ 6.0
Outstanding mortgage loan commitments | $	$ 994.0	$ 801.0
Average rate (as a percent)	3.58%	3.90%
Beverly Allen v. Protective Life Insurance Company | Pending Litigation
Operating leased assets
Number of pending cases | case	2
Number of pending class action cases | case	1
Administrative and marketing office space | Minimum
Operating leased assets
Lease term	2 years
Administrative and marketing office space | Maximum
Operating leased assets
Lease term	25 years